Material Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Material Accounting Policies [Line Items]
Percentage of revenue received	70.00%
Percentage of remaining revenue	75.00%
Percentage of payment for royalty	5.00%
Borrowing costs capitalized (in Dollars)
Mining property [member]
Material Accounting Policies [Line Items]
Estimated life	9 years	8 years